NOTE 11 STOCK SPLITS (Details)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2005
Stock Splits [Abstract]
Stockholders' Equity Note, Stock Split			4 for 1
Stockholders' Equity, Reverse Stock Split	1 for 10	1 for 10